UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Income Fund
MFO-SEM

MFS® Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	43.2%
Investment Grade Corporates	28.7%
Collateralized Debt Obligations	11.3%
High Yield Corporates	8.9%
Mortgage-Backed Securities	5.0%
Emerging Markets Bonds	4.8%
Commercial Mortgage-Backed Securities	2.5%
Residential Mortgage-Backed Securities	2.4%
Asset-Backed Securities	1.9%
Municipal Bonds	1.2%
Non-U.S. Government Bonds	0.1%
Composition including fixed income credit quality (a)(i)
AAA	6.6%
AA	5.0%
A	11.2%
BBB	25.7%
BB	6.4%
B	6.0%
CCC	0.8%
U.S. Government	31.8%
Federal Agencies	5.0%
Not Rated	11.5%
Cash & Cash Equivalents	1.4%
Other	(11.4)%

Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	8.8 yrs.

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.73%	$1,000.00	$1,063.24	$3.74
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
B	Actual	1.48%	$1,000.00	$1,059.60	$7.58
	Hypothetical (h)	1.48%	$1,000.00	$1,017.50	$7.42
C	Actual	1.48%	$1,000.00	$1,057.80	$7.57
	Hypothetical (h)	1.48%	$1,000.00	$1,017.50	$7.42
I	Actual	0.48%	$1,000.00	$1,062.77	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.48	$2.41
R6	Actual	0.39%	$1,000.00	$1,063.19	$2.00
	Hypothetical (h)	0.39%	$1,000.00	$1,022.92	$1.96
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,882,341
Boeing Co., 6.528%, 5/01/2034 (n)(w)	2,458,000	2,475,699
Boeing Co., 5.705%, 5/01/2040	16,359,000	14,852,309
Boeing Co., 5.805%, 5/01/2050	4,282,000	3,789,242
Bombardier, Inc., 7.5%, 2/01/2029 (n)	12,000,000	12,275,160
TransDigm, Inc., 4.625%, 1/15/2029	25,500,000	23,357,745
		$58,632,496
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7%, 11/27/2026	$2,424,000	$2,470,362
Tapestry, Inc., 7.35%, 11/27/2028	8,000,000	8,254,063
		$10,724,425
Asset-Backed & Securitized – 18.1%
ACREC 2021-FL1 Ltd., “D”, FLR, 8.083% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,479,383
ACREC 2023-FL2 LLC, “AS”, FLR, 8.153% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,479,155
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.081% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,070,084
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.586% ((SOFR - 3mo. + 0.26161%) + 3%), 10/21/2028 (n)	1,250,000	1,243,745
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	8,927,848
AmeriCredit Automibile Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,729,607
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.405% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	2,670,854	2,660,985
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.635% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,874,850
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	4,406,000	4,303,820
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,899,664
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.385% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,632,773
Arbor Realty Trust, Inc., CLO, 2021-FL2, “AS”, FLR, 6.835% ((SOFR - 1mo. + 0.11448%) + 1.4%), 5/15/2036 (n)	6,095,000	6,043,162
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	7,410,000	7,314,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.385% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)	$875,000	$859,964
Arbor Realty Trust, Inc., CLO, 2021-FL2, “D” FLR, 7.935% ((SOFR - 1mo. + 11.448%) + 2.5%), 5/15/2036 (n)	3,000,000	2,870,193
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,802,116
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,366,349
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.635% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	509,774
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.785% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	4,730,000	4,709,831
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.135% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	5,000,000	4,933,058
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,094,092
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.335% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,376,646
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 6.78% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	4,332,000	4,308,035
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,500,000	1,474,149
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.33% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,472,757
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 9.08% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,258,811
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.671% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,897,132
AREIT 2019-CRE3 Trust, “D”, FLR, 8.084% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	1,729,000	1,608,793
AREIT 2022-CRE6 Trust, “B”, FLR, 7.18% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,892,277
AREIT 2022-CRE6 Trust, “E”, FLR, 8.73% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,171,194
AREIT 2022-CRE7 LLC, “B”, FLR, 8.56% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,950,122
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,483,018	1,487,320
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 7.825% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,000,000	12,076,716
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.686% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	2,083,333	2,084,273
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 7.774% (SOFR - 3mo. + 2.45%), 1/25/2036 (n)	10,000,000	10,059,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	$50,287	$76,351
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	439,103
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055	3,226,076	3,283,394
BDS 2021-FL9 Ltd., “C”, FLR, 7.333% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,138,972
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	897,334
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,356,393
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,324,084
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,535,454
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, 7.721% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,061,971
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,231,000	1,182,005
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,250,883
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.185% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,246,608
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 8.13% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,829,177
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	145,951	141,171
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	4,000,000	3,977,280
BXMT 2021-FL4 Ltd., “B”, FLR, 6.981% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,965,296
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	740,065
CHCP 2021-FL1 Ltd., “B”, FLR, 7.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	3,500,000	3,463,288
CHCP 2021-FL1 Ltd., “C”, FLR, 7.534% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	549,500	539,615
CLNC 2019-FL1 Ltd., “C”, FLR, 7.833% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	1,735,000	1,702,888
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	16,515,761	16,357,377
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	9,022,660	8,974,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Columbia Cent CLO 28 Ltd., “B-R”, 7.728%, 11/07/2030 (n)	$2,083,333	$2,073,298
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	357,946	353,075
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,044,805
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,007,367
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,523,285
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	6,906,487	7,039,965
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,769,850
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	9,250,000	9,217,183
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.39% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	788,161	787,471
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	3,765,354	3,752,110
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	10,414,000	10,418,469
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.639% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,000,470
Dryden Senior Loan Fund, 2022-113A, “BR”, FLR, 7.575% (SOFR - 3mo. + 2.25%), 10/20/2035 (n)	7,500,000	7,502,722
Empire District Bondco LLC, 4.943%, 1/01/2033	8,572,000	8,401,038
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	7,112,000	7,182,507
GLGU 2023-1A Ltd., “B”, FLR, 8.325% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,242,355
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	7,316,949	7,351,962
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,190,371
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,910,000
Hartwick Park CLO Ltd., 2023-1A, “B”, FLR, 7.591% (SOFR - 3mo. + 2.25%), 1/21/2036 (n)	4,347,826	4,356,404
Hartwick Park CLO, Ltd., 2023-1A, “C”, FLR, 8.091% (SOFR - 3mo. + 2.75%), 1/21/2036 (n)	13,000,000	13,001,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 9.08% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	$4,500,000	$4,370,458
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.93% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,992,164
KKR Static CLO I Ltd. 2022-1A, “CR”, FLR, 7.875% (SOFR - 3mo. + 2.55%), 7/20/2031 (n)	20,000,000	19,985,640
KREF 2021-FL2 Ltd., “D”, FLR, 7.631% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,650,912
LCCM 2021-FL2 Trust, “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	3,036,802
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.785% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,875,407
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.586% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	2,997,762
Magnetite XXXIX Ltd., 2023-39A, “C”, FLR, 7.874% (SOFR - 3mo. + 2.55%), 10/25/2033 (n)	8,000,000	7,989,296
MF1 2020-FL4 Ltd., “AS”, FLR, 7.531% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	5,547,500	5,529,310
MF1 2020-FL4 Ltd., “B”, FLR, 8.18% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	4,829,000	4,816,613
MF1 2020-FL4 Ltd., “C”, FLR, 9.031% (SOFR - 1mo. + 3.7145%), 11/15/2035 (n)	6,500,000	6,500,459
MF1 2021-FL5 Ltd., “AS”, FLR, 6.631% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,000,000	993,450
MF1 2021-FL5 Ltd., “B”, FLR, 6.881% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,319,352
MF1 2021-FL5 Ltd., “C”, FLR, 7.13% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,212,839
MF1 2021-FL5 Ltd., “D”, FLR, 7.931% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,898,288
MF1 2021-FL6 Ltd., “AS”, FLR, 6.883% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,153,396
MF1 2021-FL6 Ltd., “C”, FLR, 7.283% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,317,979
MF1 2022-FL10 Ltd., “B”, FLR, 9.054% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,499,786
MF1 2022-FL8 Ltd., “A”, FLR, 6.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	8,743,156	8,678,422
MF1 2022-FL8 Ltd., “D”, FLR, 7.969% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,739,656
MF1 2022-FL8 Ltd., “E”, FLR, 8.469% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,196,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL9 Ltd., “B”, FLR, 8.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	$7,000,000	$6,946,723
MF1 2023-FL12 LLC, “AS”, FLR, 8.097% (SOFR - 1mo. + 2.778%), 10/19/2038 (n)	15,000,000	14,955,138
MF1 2024-FL14 LLC, “B”, FLR, 8.008% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,197,634
MF1 2024-FL14 LLC, “C”, FLR, 8.607% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	8,750,765	8,736,186
MF1 2024-FL14 LLC, “D”, FLR, 10.157% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,489,236
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	15,799,007	15,727,126
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,427,516
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,109,368
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.44% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,286,507
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.636%, 4/20/2034 (n)	1,750,000	1,750,989
Neuberger Berman CLO Ltd., 2019-35A, “CR”, 7.636% (SOFR - 3mo. + 2.3%), 1/19/2033 (n)	20,000,000	20,054,140
Neuberger Berman CLO Ltd., 2023-53A, “C”, FLR, 7.923% (SOFR - 3mo. + 2.6%), 10/24/2032 (n)	14,500,000	14,508,656
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	28,647,150	28,430,984
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	3,236,356	3,204,167
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	15,170,761	15,077,029
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	7,464,327	7,430,491
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.728% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	10,000,000	10,016,630
OZLM Funding Ltd., 2012-2A, “A2RA”, 7.13% (SOFR - 3mo. + 1.8%), 7/30/2031 (n)	20,000,000	19,971,940
OZLM Funding Ltd., 2012-2A, “BR3”, 7.63% (SOFR - 3mo. + 2.3%), 7/30/2031 (n)	17,400,000	17,406,873
OZLM Ltd., 2017-21A, “BR”, 7.225% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,503,657
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 6.39% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	2,311,879	2,315,231
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.824% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	10,000,000	10,011,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “D”, FLR, 7.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	$4,274,000	$4,009,211
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.631% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	2,500,000	2,472,068
Ready Capital Mortgage Financing 2023-FL12 LLC, FLR, 7.652% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	7,202,339	7,215,714
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.381% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,770,000	1,726,208
Rockford Tower CLO Ltd., 2020-1A, “CR”, 8.025% (SOFR - 3mo. + 2.7%), 1/20/2036 (n)	12,000,000	12,027,816
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	5,002,000	4,991,204
Starwood Commercial Mortgage, 2021-FL2, “D”, 8.233%, 4/18/2038 (n)	3,000,000	2,699,310
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 8.08% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,520,678
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,700,000	3,683,287
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	900,000	888,641
Stratus Static CLO Ltd., 2022-3A, “CR”, FLR, 7.725% (SOFR - 3mo. + 2.4%), 10/20/2031 (n)	8,000,000	8,001,640
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.281% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,568,937
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	971,065
Verus Securitization Trust 2024-2, “A1”, 6.095%, 2/25/2069 (n)	5,806,478	5,767,977
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	8,841,930	8,739,072
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	6,200,000	6,150,657
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.89% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,738,357
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.886% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	995,000
Voya CLO 2016-1A Ltd., “BR”, FLR, 7.386% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,895,860
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,651,200
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,154,674
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,382,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	$1,500,000	$1,404,748
		$809,498,550
Automotive – 1.1%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$22,620,711
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,721,612
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	4,877,495
Hyundai Capital America, 6.375%, 4/08/2030 (n)	6,896,000	7,081,672
LKQ Corp., 6.25%, 6/15/2033	14,133,000	14,217,099
		$50,518,589
Broadcasting – 0.6%
Discovery Communications LLC, 4.65%, 5/15/2050	$946,000	$685,752
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	22,151,000	19,080,573
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	8,054,000	6,168,671
		$25,934,996
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$11,217,752
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,139,782
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,533,640
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,662,395
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,619,344
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	22,116,270
		$63,289,183
Building – 0.7%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$20,652,000	$18,773,224
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,111,002
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	6,600,000	5,406,176
		$30,290,402
Business Services – 0.4%
Fiserv, Inc., 5.6%, 3/02/2033	$5,570,000	$5,518,516
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,036,665
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	8,763,229
		$17,318,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$11,300,000	$9,182,961
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	6,520,602
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,096,948
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,009,991
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	12,100,000	7,686,184
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	14,200,000	13,180,978
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	8,000,000	6,784,485
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,429,205
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	23,000,000	18,835,739
		$68,727,093
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$9,324,000	$9,202,848
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	14,247,000	14,307,919
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	19,274,000	19,430,314
Sisecam UK PLC, 8.625%, 5/02/2032 (n)(w)	5,865,000	5,942,418
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,251,506
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	6,667,000	6,554,012
		$62,689,017
Consumer Products – 0.3%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$16,000,000	$14,134,026
Consumer Services – 0.5%
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	$3,300,000	$3,124,569
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	10,700,000	8,832,887
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	14,500,000	10,121,252
		$22,078,708
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$16,047,000	$15,467,535
Emerging Market Quasi-Sovereign – 0.6%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036	$7,454,000	$7,246,380
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	2,618,000	2,513,280
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	7,663,000	7,528,898

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 5.95%, 1/28/2031		$10,913,000	$8,610,545
			$25,899,103
Emerging Market Sovereign – 1.9%
Arab Republic of Egypt, 7.3%, 9/30/2033		$10,765,000	$8,597,898
Dominican Republic, 4.875%, 9/23/2032 (n)		4,536,000	3,968,998
Federal Republic of Nigeria, 7.375%, 9/28/2033		12,904,000	10,701,287
Federative Republic of Brazil, 10%, 1/01/2029	BRL	41,789,000	7,650,272
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	239,716,000	5,932,695
Republic of Angola, 8%, 11/26/2029		$9,284,000	8,436,835
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,657,054
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$12,331,000	11,786,833
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	8,193,519
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,039,008
United Mexican States, 7.75%, 5/29/2031	MXN	195,500,000	10,108,494
			$83,072,893
Energy - Independent – 1.1%
EQT Corp., 5%, 1/15/2029		$7,249,000	$6,995,239
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,043,000	2,908,452
Occidental Petroleum Corp., 6.625%, 9/01/2030		10,000,000	10,361,500
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		23,934,000	24,598,192
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		4,945,000	4,280,284
			$49,143,667
Energy - Integrated – 0.2%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,088,808
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$6,886,014
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,174,232
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,159,406
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	8,797,965
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,138,183
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		11,009,825	10,414,986
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		3,124,000	3,114,965
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		1,625,000	1,626,214
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)		20,000,000	19,147,657
			$59,459,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.0%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$871,299
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,522,273
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,293,000	2,140,721
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	8,400,000	8,108,507
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	15,698,847
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	11,000,000	9,934,319
		$46,275,966
Gaming & Lodging – 0.4%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	$12,000,000	$11,822,919
Marriott International, Inc., 2.85%, 4/15/2031	654,000	548,564
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,574,093
		$15,945,576
Insurance – 1.3%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$13,000,000	$12,770,503
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	379,223
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,083,347
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,801,264
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	9,925,830
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	29,355,000	28,956,553
		$57,916,720
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,320,781
Insurance - Property & Casualty – 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$15,935,046
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,000,000	2,754,729
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,232,267
AmWINS Group, Inc., 6.375%, 2/15/2029 (n)	15,000,000	14,818,385
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	11,657,518
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,201,348
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	1,919,455
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,444,931
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	386,288
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,012,926
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	11,400,000	11,313,321
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	2,500,000	2,471,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 5.625%, 12/01/2029 (n)	$5,850,000	$5,384,248
Hub International Ltd., 7.25%, 6/15/2030 (n)	10,791,000	10,949,293
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	14,572,000	14,647,573
		$119,128,835
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,729,160
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$19,732,462
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	8,008,000	7,667,821
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,944,000	1,891,965
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	5,000,000	5,185,615
		$34,477,863
Major Banks – 6.0%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$4,868,000	$4,289,634
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	549,197
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	6,669,904
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,864,020
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,116,844
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,121,011
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,292,138
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,459,928
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	14,750,311
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,414,444
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,464,436
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,159,410
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	12,190,000	12,269,452
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,657,000	1,629,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	$5,752,000	$5,872,124
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,016,809
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,089,180
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,421,216
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,668,880
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	938,165
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	494,714
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	4,112,000	4,105,571
Huntington National Bank, 5.65%, 1/10/2030	9,145,000	8,981,945
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	3,918,079
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	621,304
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,323,557
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,256,534
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,921,982
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,785,016
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,066,590
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,484,085
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	14,433,008
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	14,346,112
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,092,031
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,169,636
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	16,484,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	$2,746,000	$2,193,093
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	7,782,280
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,533,432
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,322,355
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,666,546
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	22,008,109
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,538,515
		$266,585,985
Medical & Health Technology & Services – 0.7%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,085,939
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	5,934,152
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,502,074
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	2,901,017
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,346,024
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	562,116
Tower Health, 4.451%, 2/01/2050	1,730,000	857,602
		$31,188,924
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$1,192,000	$1,051,173
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	6,067,000	5,090,474
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	9,497,000	9,262,218
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,179,665
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	16,000,000	14,087,091
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,555,795
Novelis Corp., 3.875%, 8/15/2031 (n)	10,100,000	8,552,822
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (a)(n)(p)	9,909,405	8,965,156
		$58,744,394
Midstream – 1.9%
Cheniere Energy, Inc., 5.65%, 4/15/2034 (n)	$10,000,000	$9,786,767
DCP Midstream Operating, LP, 3.25%, 2/15/2032	17,764,000	14,943,885
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,194,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Enbridge, Inc., 5.7%, 3/08/2033	$4,620,000	$4,566,999
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,485,948
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	14,515,300
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,635,794
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,508,066
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,596,842
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	16,000,000	15,819,482
		$84,053,180
Mortgage-Backed – 4.9%
Fannie Mae, 6.5%, 5/01/2031	$6,047	$6,094
Fannie Mae, 3%, 2/25/2033 (i)	175,022	14,041
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	19,806	19,719
Fannie Mae, 6%, 11/01/2034	65,948	66,813
Fannie Mae, UMBS, 2.5%, 3/01/2050	46,228	37,084
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2053	1,651,341	1,522,636
Fannie Mae, UMBS, 6%, 10/01/2053 - 3/01/2054	65,065,988	64,533,452
Fannie Mae, UMBS, 5.5%, 11/01/2053 - 5/01/2054	21,629,343	21,023,670
Fannie Mae, UMBS, 6.5%, 11/01/2053 - 1/01/2054	9,950,007	10,026,718
Freddie Mac, 1.209%, 6/25/2030 (i)	32,007,364	1,731,960
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 7/01/2053	1,506,253	1,388,618
Freddie Mac, UMBS, 3%, 6/01/2053	38,421	31,744
Freddie Mac, UMBS, 5.5%, 11/01/2053 - 5/01/2054	22,870,374	22,222,314
Freddie Mac, UMBS, 6%, 1/01/2054 - 2/01/2054	22,534,049	22,346,568
Ginnie Mae, 3%, 9/20/2047	79,778	68,783
UMBS, TBA, 2.5%, 5/25/2054	53,700,000	42,479,705
UMBS, TBA, 6.5%, 5/25/2054	33,250,000	33,500,738
		$221,020,657
Municipals – 1.2%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,692,778
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,044,248
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,312,674
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	10,000,000	9,567,362
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	30,995,000	30,979,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	$3,750,000	$3,477,520
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,332,700
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	119,437
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,059,340
		$54,593,461
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,276,321
Oils – 0.3%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$8,766,000	$8,345,685
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	3,242,062	2,808,883
		$11,154,568
Other Banks & Diversified Financials – 2.3%
Ally Financial, Inc., 6.7%, 2/14/2033	$10,634,000	$10,431,794
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	5,833,000	6,022,345
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	7,000,000	7,091,791
Discover Financial Services, 6.7%, 11/29/2032	11,552,000	11,836,603
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,370,854
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,541,132
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	17,416,934
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	6,737,918
Synchrony Financial, 7.25%, 2/02/2033	9,603,000	9,370,224
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	18,181,102
		$105,000,697
Pharmaceuticals – 0.7%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$14,950,027
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	11,000,000	10,018,324
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	8,000,000	6,917,614
		$31,885,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,296,075
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	20,176,000	19,909,884
		$23,205,959
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026	$8,500,000	$8,434,210
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$8,354,261
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	8,738,784
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	12,415,767
		$29,508,812
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 4.625%, 3/15/2029	$10,272,000	$9,540,227
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,908,192
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	24,120,013
		$26,028,205
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$6,488,706
International Flavors & Fragrances, Inc., 5%, 9/26/2048	5,000,000	4,123,884
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,117,595
		$20,730,185
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$14,121,943
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,092,317
		$18,214,260
Telecommunications - Wireless – 0.7%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,582,000	$1,199,442
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	6,915,497
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,090,426
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	2,583,000	2,360,032
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,105,276
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	7,949,292
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,236,703
		$32,856,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,768,176
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,349,266
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	15,675,144
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,642,476
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,618,856
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	5,880,642
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	15,434,402
		$54,368,962
Transportation - Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,784,979	$2,666,425
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	2,461,000	2,390,246
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,625,265
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	265,944
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	601,852
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	176,433
		$8,726,165
U.S. Treasury Obligations – 31.4%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$21,755,961
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	7,175,059
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	64,153,652
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	122,151,995
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,028,809
U.S. Treasury Bonds, 4.375%, 8/15/2043	122,408,000	114,317,596
U.S. Treasury Bonds, 4.75%, 11/15/2043	148,000,000	145,178,750
U.S. Treasury Bonds, 4.5%, 2/15/2044	18,600,000	17,658,375
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,247,068
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	6,075,632
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	4,389,656
U.S. Treasury Bonds, 2.25%, 2/15/2052	106,300,000	64,822,239
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	38,094,092
U.S. Treasury Bonds, 4.125%, 8/15/2053	109,700,000	98,232,922
U.S. Treasury Notes, 5%, 8/31/2025	127,100,000	126,772,321
U.S. Treasury Notes, 4.875%, 11/30/2025	40,000,000	39,831,250
U.S. Treasury Notes, 4.25%, 1/31/2026	12,400,000	12,225,141
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	80,633,437
U.S. Treasury Notes, 4.375%, 12/15/2026	131,500,000	129,727,832
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	233,300,000	218,418,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 7/31/2028	$82,100,000	$80,069,949
		$1,406,959,748
Utilities - Electric Power – 2.1%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$440,000	$428,503
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)	4,659,000	4,879,143
Calpine Corp., 5.125%, 3/15/2028 (n)	7,500,000	7,114,235
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,238,214
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	20,669,000	22,689,314
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,419,728
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028	4,193,100	3,733,270
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	291,580
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	6,745,000	6,480,221
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	10,000,000	9,317,654
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	10,000,000	10,128,880
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,028,360
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	740,556
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,091,460
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,039,852
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,934,988
		$95,555,958
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$3,779,000	$3,954,512
Total Bonds (Identified Cost, $4,516,095,050)		$4,367,350,447
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $144,333,803)	144,334,475	$144,334,475

Other Assets, Less Liabilities – (0.7)%		(33,424,329)
Net Assets – 100.0%		$4,478,260,593

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $144,334,475 and $4,367,350,447, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,597,977,877, representing 35.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.381% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$1,770,000	$1,726,208
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	8,304,086	BRL	41,272,555	Barclays Bank PLC	5/03/2024	$356,718
USD	7,980,308	BRL	41,272,555	Citibank N.A.	5/03/2024	32,939
USD	7,925,751	BRL	41,272,555	Citibank N.A.	7/02/2024	26,206
USD	10,784,258	MXN	182,306,465	State Street Bank Corp.	7/19/2024	277,781
						$693,644
Liability Derivatives
BRL	41,272,555	USD	7,980,308	Barclays Bank PLC	5/03/2024	$(32,939)
BRL	41,272,555	USD	7,970,752	Citibank N.A.	5/03/2024	(23,383)
USD	9,705,140	EUR	9,081,190	Morgan Stanley Capital Services, Inc.	7/19/2024	(20,108)
						$(76,430)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	$121,240,625	June – 2024	$1,525,368
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,130	$229,001,562	June – 2024	$(2,179,843)
U.S. Treasury Note 5 yr	Long	USD	3,369	352,876,431	June – 2024	(4,082,403)
U.S. Treasury Ultra Bond 30 yr	Long	USD	409	48,901,063	June – 2024	(3,104,223)
						$(9,366,469)
At April 30, 2024, the fund had liquid securities with an aggregate value of $7,015,400 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,516,095,050)	$4,367,350,447
Investments in affiliated issuers, at value (identified cost, $144,333,803)	144,334,475
Cash	3,479,026
Restricted cash for MBS/TBA	269,000
Receivables for
Forward foreign currency exchange contracts	693,644
Fund shares sold	25,691,966
Interest and dividends	47,015,552
Receivable from investment adviser	150,274
Other assets	136,750
Total assets	$4,589,121,134
Liabilities
Payables for
Distributions	$119,213
Forward foreign currency exchange contracts	76,430
Net daily variation margin on open futures contracts	1,236,516
Investments purchased	10,638,560
When-issued investments purchased	8,323,000
TBA purchase commitments	77,837,018
Fund shares reacquired	11,619,994
Payable to affiliates
Administrative services fee	3,368
Shareholder servicing costs	898,169
Distribution and service fees	11,159
Payable for independent Trustees' compensation	1,921
Accrued expenses and other liabilities	95,193
Total liabilities	$110,860,541
Net assets	$4,478,260,593
Net assets consist of
Paid-in capital	$4,709,362,129
Total distributable earnings (loss)	(231,101,536)
Net assets	$4,478,260,593
Shares of beneficial interest outstanding	779,071,441

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$708,006,730	122,971,559	$5.76
Class B	1,188,822	207,844	5.72
Class C	26,593,125	4,662,283	5.70
Class I	2,714,665,133	472,578,668	5.74
Class R6	1,027,806,783	178,651,087	5.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.02 [100 / 95.75 x $5.76]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$101,071,388
Dividends from affiliated issuers	2,474,550
Other	47,778
Total investment income	$103,593,716
Expenses
Management fee	$8,284,755
Distribution and service fees	919,844
Shareholder servicing costs	1,463,212
Administrative services fee	265,459
Independent Trustees' compensation	24,042
Custodian fee	82,925
Shareholder communications	73,366
Audit and tax fees	42,033
Legal fees	6,336
Miscellaneous	262,739
Total expenses	$11,424,711
Fees paid indirectly	(1,966)
Reduction of expenses by investment adviser and distributor	(1,989,435)
Net expenses	$9,433,310
Net investment income (loss)	$94,160,406

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,436,538)
Affiliated issuers	(27,124)
Futures contracts	(1,788,127)
Forward foreign currency exchange contracts	(1,106,652)
Foreign currency	4,612
Net realized gain (loss)	$(10,353,829)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$76,549,914
Affiliated issuers	(4,622)
Futures contracts	(1,153,704)
Forward foreign currency exchange contracts	497,353
Translation of assets and liabilities in foreign currencies	7,694
Net unrealized gain (loss)	$75,896,635
Net realized and unrealized gain (loss)	$65,542,806
Change in net assets from operations	$159,703,212
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$94,160,406	$91,807,664
Net realized gain (loss)	(10,353,829)	(33,405,299)
Net unrealized gain (loss)	75,896,635	(82,544,056)
Change in net assets from operations	$159,703,212	$(24,141,691)
Total distributions to shareholders	$(94,723,531)	$(93,463,724)
Change in net assets from fund share transactions	$1,713,251,734	$1,759,303,809
Total change in net assets	$1,778,231,415	$1,641,698,394
Net assets
At beginning of period	2,700,029,178	1,058,330,784
At end of period	$4,478,260,593	$2,700,029,178
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.55	$5.70	$7.05	$7.04	$6.80	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.16	$0.14	$0.18	$0.20
Net realized and unrealized gain (loss)	0.21	(0.15)	(1.28)	0.04	0.25	0.53
Total from investment operations	$0.35	$0.12	$(1.12)	$0.18	$0.43	$0.73
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.16)	$(0.16)	$(0.19)	$(0.20)
From net realized gain	—	—	(0.07)	(0.01)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.27)	$(0.23)	$(0.17)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$5.76	$5.55	$5.70	$7.05	$7.04	$6.80
Total return (%) (r)(s)(t)(x)	6.32(n)	1.99	(16.28)	2.67	6.46	11.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.89	0.93	0.95	0.99	1.09
Expenses after expense reductions (f)	0.73(a)	0.73	0.73	0.73	0.76	1.02
Net investment income (loss)	4.88(a)	4.65	2.55	2.02	2.64	3.05
Portfolio turnover	19(n)	46	55	64	95	103
Net assets at end of period (000 omitted)	$708,007	$521,281	$349,679	$329,668	$250,293	$210,404
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.51	$5.66	$7.00	$6.99	$6.76	$6.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.11	$0.09	$0.13	$0.15
Net realized and unrealized gain (loss)	0.21	(0.14)	(1.27)	0.04	0.24	0.54
Total from investment operations	$0.33	$0.08	$(1.16)	$0.13	$0.37	$0.69
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.11)	$(0.11)	$(0.14)	$(0.15)
From net realized gain	—	—	(0.07)	(0.01)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.23)	$(0.18)	$(0.12)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$5.72	$5.51	$5.66	$7.00	$6.99	$6.76
Total return (%) (r)(s)(t)(x)	5.96(n)	1.22	(16.90)	1.91	5.54	11.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.64	1.68	1.70	1.74	1.84
Expenses after expense reductions (f)	1.48(a)	1.48	1.48	1.48	1.51	1.78
Net investment income (loss)	4.13(a)	3.85	1.68	1.30	1.92	2.31
Portfolio turnover	19(n)	46	55	64	95	103
Net assets at end of period (000 omitted)	$1,189	$1,413	$2,005	$4,365	$6,402	$11,016
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.50	$5.65	$6.98	$6.97	$6.74	$6.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.11	$0.09	$0.13	$0.15
Net realized and unrealized gain (loss)	0.20	(0.15)	(1.26)	0.04	0.24	0.53
Total from investment operations	$0.32	$0.08	$(1.15)	$0.13	$0.37	$0.68
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.11)	$(0.11)	$(0.14)	$(0.15)
From net realized gain	—	—	(0.07)	(0.01)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.23)	$(0.18)	$(0.12)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$5.70	$5.50	$5.65	$6.98	$6.97	$6.74
Total return (%) (r)(s)(t)(x)	5.78(n)	1.21	(16.81)	1.91	5.55	11.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.64	1.68	1.70	1.74	1.84
Expenses after expense reductions (f)	1.48(a)	1.48	1.48	1.48	1.51	1.78
Net investment income (loss)	4.11(a)	3.89	1.74	1.30	1.90	2.31
Portfolio turnover	19(n)	46	55	64	95	103
Net assets at end of period (000 omitted)	$26,593	$16,494	$10,201	$14,461	$19,035	$17,783
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.54	$5.69	$7.03	$7.03	$6.79	$6.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.18	$0.16	$0.20	$0.21
Net realized and unrealized gain (loss)	0.20	(0.15)	(1.28)	0.03	0.25	0.54
Total from investment operations	$0.35	$0.14	$(1.10)	$0.19	$0.45	$0.75
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.17)	$(0.18)	$(0.21)	$(0.22)
From net realized gain	—	—	(0.07)	(0.01)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.29)	$(0.24)	$(0.19)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$5.74	$5.54	$5.69	$7.03	$7.03	$6.79
Total return (%) (r)(s)(t)(x)	6.28(n)	2.24	(15.97)	2.78	6.73	12.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.64	0.68	0.70	0.74	0.84
Expenses after expense reductions (f)	0.48(a)	0.48	0.48	0.48	0.51	0.77
Net investment income (loss)	5.11(a)	4.92	2.92	2.26	2.86	3.28
Portfolio turnover	19(n)	46	55	64	95	103
Net assets at end of period (000 omitted)	$2,714,665	$1,561,588	$439,494	$159,393	$114,592	$50,067
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.55	$5.70	$7.04	$7.04	$6.80	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.19	$0.16	$0.20	$0.22
Net realized and unrealized gain (loss)	0.20	(0.15)	(1.28)	0.04	0.25	0.53
Total from investment operations	$0.35	$0.14	$(1.09)	$0.20	$0.45	$0.75
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.18)	$(0.19)	$(0.21)	$(0.22)
From net realized gain	—	—	(0.07)	(0.01)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.29)	$(0.25)	$(0.20)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$5.75	$5.55	$5.70	$7.04	$7.04	$6.80
Total return (%) (r)(s)(t)(x)	6.32(n)	2.33	(15.87)	2.87	6.81	12.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.55	0.60	0.61	0.66	0.76
Expenses after expense reductions (f)	0.39(a)	0.39	0.40	0.40	0.43	0.70
Net investment income (loss)	5.20(a)	4.99	2.99	2.28	2.95	3.37
Portfolio turnover	19(n)	46	55	64	95	103
Net assets at end of period (000 omitted)	$1,027,807	$599,254	$256,953	$86,441	$26,095	$14,141

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures,  debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) - continued
input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,406,959,748	$—	$1,406,959,748
Non - U.S. Sovereign Debt	—	112,701,156	—	112,701,156
Municipal Bonds	—	54,593,461	—	54,593,461
U.S. Corporate Bonds	—	1,157,367,073	—	1,157,367,073
Residential Mortgage-Backed Securities	—	327,524,793	—	327,524,793
Commercial Mortgage-Backed Securities	—	111,680,528	—	111,680,528
Asset-Backed Securities (including CDOs)	—	591,313,886	—	591,313,886
Foreign Bonds	—	605,209,802	—	605,209,802
Mutual Funds	144,334,475	—	—	144,334,475
Total	$144,334,475	$4,367,350,447	$—	$4,511,684,922
Other Financial Instruments
Futures Contracts – Assets	$1,525,368	$—	$—	$1,525,368
Futures Contracts – Liabilities	(9,366,469)	—	—	(9,366,469)
Forward Foreign Currency Exchange Contracts – Assets	—	693,644	—	693,644
Forward Foreign Currency Exchange Contracts – Liabilities	—	(76,430)	—	(76,430)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,525,368	$(9,366,469)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	693,644	(76,430)
Total		$2,219,012	$(9,442,899)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,788,127)	$—
Foreign Exchange	—	(1,106,652)
Total	$(1,788,127)	$(1,106,652)

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,153,704)	$—
Foreign Exchange	—	497,353
Total	$(1,153,704)	$497,353
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment

Notes to Financial Statements (unaudited) - continued
of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales

Notes to Financial Statements (unaudited) - continued
and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the

Notes to Financial Statements (unaudited) - continued
terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions..
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$93,463,724

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$4,663,246,169
Gross appreciation	14,771,416
Gross depreciation	(166,332,663)
Net unrealized appreciation (depreciation)	$(151,561,247)
As of 10/31/23
Undistributed ordinary income	13,172,988
Capital loss carryforwards	(69,514,389)
Other temporary differences	(11,742,665)
Net unrealized appreciation (depreciation)	(227,997,151)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,178,490)
Long-Term	(36,335,899)
Total	$(69,514,389)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$15,671,642	$20,810,542
Class B	27,435	66,157
Class C	460,116	543,103
Class I	57,143,372	50,756,398
Class R6	21,420,966	21,287,524
Total	$94,723,531	$93,463,724

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $871,011, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $240,590, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this reduction amounted to $877,751, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,911 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) - continued
another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 801,862
Class B	0.75%	0.25%	1.00%	1.00%	6,631
Class C	0.75%	0.25%	1.00%	1.00%	111,351
Total Distribution and Service Fees					$919,844
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $83 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$22,733
Class B	314
Class C	1,303
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $77,907, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,385,305.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$976,896,709	$520,232,922
Non-U.S. Government securities	1,349,446,506	174,561,450
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	37,309,747	$218,901,602	43,066,064	$252,378,456
Class B	9,313	54,796	29,902	174,258
Class C	2,028,189	11,776,964	1,774,203	10,356,294
Class I	244,030,241	1,430,480,880	265,387,619	1,547,541,834
Class R6	80,190,945	470,567,719	77,484,757	453,385,254
	363,568,435	$2,131,781,961	387,742,545	$2,263,836,096

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,636,313	$15,502,076	3,498,629	$20,456,993
Class B	4,665	27,259	11,197	65,216
Class C	78,904	459,723	93,694	542,627
Class I	9,724,007	57,036,006	8,694,092	50,597,375
Class R6	3,593,324	21,111,860	3,587,788	20,918,218
	16,037,213	$94,136,924	15,885,400	$92,580,429
Shares reacquired
Class A	(10,901,261)	$(63,861,933)	(14,009,247)	$(81,933,704)
Class B	(62,373)	(363,332)	(139,080)	(809,245)
Class C	(444,325)	(2,576,975)	(675,227)	(3,924,257)
Class I	(63,165,332)	(368,738,322)	(69,369,932)	(404,578,480)
Class R6	(13,182,066)	(77,126,589)	(18,141,460)	(105,867,030)
	(87,755,357)	$(512,667,151)	(102,334,946)	$(597,112,716)
Net change
Class A	29,044,799	$170,541,745	32,555,446	$190,901,745
Class B	(48,395)	(281,277)	(97,981)	(569,771)
Class C	1,662,768	9,659,712	1,192,670	6,974,664
Class I	190,588,916	1,118,778,564	204,711,779	1,193,560,729
Class R6	70,602,203	414,552,990	62,931,085	368,436,442
	291,850,291	$1,713,251,734	301,292,999	$1,759,303,809
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $6,968 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,989,257	$1,177,584,243	$1,101,207,279	$(27,124)	$(4,622)	$144,334,475

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,474,550	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such

Notes to Financial Statements (unaudited) - continued
alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2024
MFS®  Global Growth Fund
WGF-SEM

MFS® Global Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.0%
Alphabet, Inc., “A”	3.5%
Visa, Inc., “A”	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Tencent Holdings Ltd.	2.9%
Accenture PLC, “A”	2.3%
Canadian Pacific Kansas City Ltd.	2.3%
Apple, Inc.	2.2%
NVIDIA Corp.	2.2%
HDFC Bank Ltd.	2.1%
GICS equity sectors (g)
Information Technology	27.7%
Financials	15.4%
Industrials	12.4%
Health Care	11.7%
Consumer Discretionary	10.2%
Communication Services	10.2%
Consumer Staples	8.0%
Materials	1.7%
Real Estate	1.2%
Utilities	0.4%
Issuer country weightings (x)
United States	70.9%
Canada	5.5%
France	4.1%
China	4.1%
Taiwan	3.2%
India	2.2%
Switzerland	2.0%
United Kingdom	1.9%
South Korea	1.8%
Other Countries	4.3%
Currency exposure weightings (y)
United States Dollar	74.5%
Euro	6.0%
Taiwan Dollar	3.2%
Canadian Dollar	3.1%
Hong Kong Dollar	2.9%
Indian Rupee	2.2%
Swiss Franc	2.0%
British Pound Sterling	1.9%
South Korean Won	1.8%
Other Currencies	2.4%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.22%	$1,000.00	$1,163.94	$6.56
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
B	Actual	1.97%	$1,000.00	$1,159.61	$10.58
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
C	Actual	1.97%	$1,000.00	$1,159.66	$10.58
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
I	Actual	0.97%	$1,000.00	$1,165.54	$5.22
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R1	Actual	1.97%	$1,000.00	$1,159.61	$10.58
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
R2	Actual	1.47%	$1,000.00	$1,162.54	$7.90
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R3	Actual	1.22%	$1,000.00	$1,164.12	$6.56
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
R4	Actual	0.97%	$1,000.00	$1,165.40	$5.22
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R6	Actual	0.89%	$1,000.00	$1,165.85	$4.79
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Alcoholic Beverages – 1.5%
Diageo PLC	90,789	$3,130,720
Kweichow Moutai Co. Ltd.	45,267	10,658,045
		$13,788,765
Apparel Manufacturers – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	19,197	$15,453,128
NIKE, Inc., “B”	163,588	15,092,629
		$30,545,757
Automotive – 0.9%
Aptiv PLC (a)	112,833	$8,011,143
Broadcasting – 1.1%
Walt Disney Co.	91,965	$10,217,311
Brokerage & Asset Managers – 1.7%
Brookfield Asset Management Ltd.	180,426	$6,892,531
Charles Schwab Corp.	121,337	8,972,871
		$15,865,402
Business Services – 7.2%
Accenture PLC, “A”	72,715	$21,880,671
CGI, Inc. (a)	136,999	13,881,517
Equifax, Inc.	10,268	2,260,911
Experian PLC	115,080	4,642,544
Fiserv, Inc. (a)	97,953	14,954,485
Thomson Reuters Corp.	10,184	1,538,197
TransUnion	61,643	4,499,939
Verisk Analytics, Inc., “A”	14,899	3,247,386
		$66,905,650
Computer Software – 8.2%
Adobe Systems, Inc. (a)	15,457	$7,153,963
Microsoft Corp.	168,131	65,458,442
Salesforce, Inc.	16,843	4,529,757
		$77,142,162
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.6%
Apple, Inc.	121,013	$20,612,144
Capgemini	37,295	7,835,523
Samsung Electronics Co. Ltd.	94,873	5,251,040
		$33,698,707
Construction – 2.0%
Otis Worldwide Corp.	109,578	$9,993,514
Sherwin-Williams Co.	29,333	8,788,460
		$18,781,974
Consumer Products – 3.4%
Church & Dwight Co., Inc.	179,809	$19,399,593
Estée Lauder Cos., Inc., “A”	87,252	12,800,741
		$32,200,334
Electrical Equipment – 5.7%
Amphenol Corp., “A”	145,843	$17,613,459
Hubbell, Inc.	31,160	11,545,403
Schneider Electric SE	66,129	15,060,467
TE Connectivity Ltd.	65,681	9,292,548
		$53,511,877
Electronics – 7.9%
Analog Devices, Inc.	91,527	$18,361,231
NVIDIA Corp.	23,330	20,157,587
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,226	29,833,819
Texas Instruments, Inc.	29,045	5,124,119
		$73,476,756
Food & Beverages – 3.1%
McCormick & Co., Inc.	151,786	$11,544,843
Nestle S.A.	80,106	8,034,564
PepsiCo, Inc.	53,827	9,468,708
		$29,048,115
Gaming & Lodging – 0.5%
Hilton Worldwide Holdings, Inc.	23,074	$4,552,039
General Merchandise – 1.8%
B&M European Value Retail S.A.	1,471,056	$9,512,898
Dollarama, Inc.	85,540	7,135,738
		$16,648,636
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
Aon PLC	57,816	$16,304,690
Marsh & McLennan Cos., Inc.	41,015	8,179,622
		$24,484,312
Internet – 6.0%
Alphabet, Inc., “A”	200,541	$32,644,064
Gartner, Inc. (a)	28,671	11,829,368
NAVER Corp.	91,168	12,002,614
		$56,476,046
Leisure & Toys – 3.5%
Electronic Arts, Inc.	39,660	$5,029,681
Tencent Holdings Ltd.	621,400	27,320,364
		$32,350,045
Machinery & Tools – 3.4%
Daikin Industries Ltd.	89,900	$12,201,118
Eaton Corp. PLC	42,909	13,656,218
Veralto Corp.	60,818	5,697,430
		$31,554,766
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	42,467	$12,650,070
Medical Equipment – 10.4%
Agilent Technologies, Inc.	143,992	$19,732,664
Becton, Dickinson and Co.	48,035	11,269,011
Boston Scientific Corp. (a)	202,043	14,520,830
Danaher Corp.	43,725	10,783,460
Mettler-Toledo International, Inc. (a)	6,054	7,444,604
STERIS PLC	81,675	16,707,438
Stryker Corp.	18,790	6,322,835
Thermo Fisher Scientific, Inc.	18,506	10,524,732
		$97,305,574
Other Banks & Diversified Financials – 9.4%
Credicorp Ltd.	66,928	$11,083,946
HDFC Bank Ltd.	1,102,442	20,085,060
Julius Baer Group Ltd.	72,141	3,884,831
Mastercard, Inc., “A”	16,383	7,392,010
Moody's Corp.	35,889	13,290,773
Visa, Inc., “A”	121,457	32,624,565
		$88,361,185
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	62,916	$9,407,181
Railroad & Shipping – 2.3%
Canadian Pacific Kansas City Ltd.	278,755	$21,862,755
Restaurants – 1.3%
Starbucks Corp.	133,160	$11,783,328
Specialty Chemicals – 0.7%
Sika AG	24,726	$7,020,632
Specialty Stores – 2.5%
Ross Stores, Inc.	101,739	$13,180,288
TJX Cos., Inc.	111,881	10,526,883
		$23,707,171
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	68,248	$11,708,627
Cellnex Telecom S.A.	239,931	7,911,308
		$19,619,935
Utilities - Electric Power – 0.4%
Xcel Energy, Inc.	64,585	$3,470,152
Total Common Stocks (Identified Cost, $613,709,561)		$924,447,780
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $9,860,190)	9,860,192	$9,860,192

Other Assets, Less Liabilities – 0.1%		584,148
Net Assets – 100.0%		$934,892,120

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,860,192 and $924,447,780, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $613,709,561)	$924,447,780
Investments in affiliated issuers, at value (identified cost, $9,860,190)	9,860,192
Cash	32,980
Foreign currency, at value (identified cost, $5)	5
Receivables for
Fund shares sold	1,088,609
Interest and dividends	885,310
Receivable from investment adviser	25,121
Other assets	38,079
Total assets	$936,378,076
Liabilities
Payables for
Fund shares reacquired	$819,047
Payable to affiliates
Administrative services fee	798
Shareholder servicing costs	151,907
Distribution and service fees	5,952
Payable for independent Trustees' compensation	2,110
Deferred foreign capital gains tax expense payable	429,231
Accrued expenses and other liabilities	76,911
Total liabilities	$1,485,956
Net assets	$934,892,120
Net assets consist of
Paid-in capital	$611,553,602
Total distributable earnings (loss)	323,338,518
Net assets	$934,892,120
Shares of beneficial interest outstanding	15,411,217
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$351,575,239	5,899,512	$59.59
Class B	2,247,499	46,967	47.85
Class C	11,012,103	233,746	47.11
Class I	145,971,494	2,359,828	61.86
Class R1	718,917	15,303	46.98
Class R2	2,465,162	43,654	56.47
Class R3	15,812,459	267,300	59.16
Class R4	8,637,247	143,590	60.15
Class R6	396,452,000	6,401,317	61.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $63.23 [100 / 94.25 x $59.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$5,416,153
Dividends from affiliated issuers	249,761
Income on securities loaned	4,462
Foreign taxes withheld	(377,443)
Total investment income	$5,292,933
Expenses
Management fee	$4,097,340
Distribution and service fees	533,265
Shareholder servicing costs	291,343
Administrative services fee	69,738
Independent Trustees' compensation	8,169
Custodian fee	41,525
Shareholder communications	32,949
Audit and tax fees	46,424
Legal fees	2,051
Miscellaneous	102,471
Total expenses	$5,225,275
Fees paid indirectly	(349)
Reduction of expenses by investment adviser and distributor	(422,792)
Net expenses	$4,802,134
Net investment income (loss)	$490,799
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,886,928
Affiliated issuers	(413)
Foreign currency	(13,074)
Net realized gain (loss)	$14,873,441
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $90,076 increase in deferred foreign capital gains tax)	$114,467,298
Affiliated issuers	(818)
Translation of assets and liabilities in foreign currencies	(6,838)
Net unrealized gain (loss)	$114,459,642
Net realized and unrealized gain (loss)	$129,333,083
Change in net assets from operations	$129,823,882
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$490,799	$1,803,300
Net realized gain (loss)	14,873,441	19,503,775
Net unrealized gain (loss)	114,459,642	51,349,289
Change in net assets from operations	$129,823,882	$72,656,364
Total distributions to shareholders	$(19,799,464)	$(23,467,992)
Change in net assets from fund share transactions	$41,162,242	$95,607,228
Total change in net assets	$151,186,660	$144,795,600
Net assets
At beginning of period	783,705,460	638,909,860
At end of period	$934,892,120	$783,705,460
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$52.27	$48.60	$65.93	$51.22	$46.53	$40.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.05	$(0.07)	$(0.04)	$(0.01)	$0.10
Net realized and unrealized gain (loss)	8.56	5.41	(13.29)	16.54	5.62	7.73
Total from investment operations	$8.54	$5.46	$(13.36)	$16.50	$5.61	$7.83
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$(0.04)	$(0.04)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.22)	$(1.79)	$(3.97)	$(1.79)	$(0.92)	$(1.85)
Net asset value, end of period (x)	$59.59	$52.27	$48.60	$65.93	$51.22	$46.53
Total return (%) (r)(s)(t)(x)	16.39(n)	11.34	(21.58)	32.86	12.17	20.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31(a)	1.33	1.33	1.32	1.36	1.38
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.22	1.21	1.31
Net investment income (loss)	(0.06)(a)	0.09	(0.13)	(0.06)	(0.03)	0.23
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$351,575	$308,131	$287,675	$391,787	$290,411	$283,181
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$42.32	$39.95	$55.29	$43.53	$39.93	$35.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.28)	$(0.41)	$(0.42)	$(0.32)	$(0.20)
Net realized and unrealized gain (loss)	6.92	4.44	(10.96)	13.97	4.80	6.66
Total from investment operations	$6.73	$4.16	$(11.37)	$13.55	$4.48	$6.46
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)
Net asset value, end of period (x)	$47.85	$42.32	$39.95	$55.29	$43.53	$39.93
Total return (%) (r)(s)(t)(x)	15.96(n)	10.51	(22.17)	31.86	11.34	19.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.08	2.08	2.07	2.11	2.13
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	2.08
Net investment income (loss)	(0.80)(a)	(0.65)	(0.88)	(0.82)	(0.78)	(0.54)
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$2,247	$2,205	$2,646	$4,537	$4,277	$4,928
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$41.68	$39.37	$54.55	$42.96	$39.42	$34.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.28)	$(0.40)	$(0.41)	$(0.32)	$(0.20)
Net realized and unrealized gain (loss)	6.82	4.38	(10.81)	13.79	4.74	6.58
Total from investment operations	$6.63	$4.10	$(11.21)	$13.38	$4.42	$6.38
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)
Net asset value, end of period (x)	$47.11	$41.68	$39.37	$54.55	$42.96	$39.42
Total return (%) (r)(s)(t)(x)	15.97(n)	10.51	(22.17)	31.89	11.33	19.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.08	2.08	2.07	2.11	2.13
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	2.07
Net investment income (loss)	(0.81)(a)	(0.66)	(0.88)	(0.81)	(0.78)	(0.55)
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$11,012	$10,322	$10,690	$17,013	$14,222	$13,332
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$54.27	$50.27	$67.95	$52.63	$47.77	$41.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.07	$0.12	$0.09	$0.25
Net realized and unrealized gain (loss)	8.89	5.61	(13.74)	17.01	5.79	7.89
Total from investment operations	$8.95	$5.79	$(13.67)	$17.13	$5.88	$8.14
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.04)	$(0.02)	$(0.14)	$(0.14)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.36)	$(1.79)	$(4.01)	$(1.81)	$(1.02)	$(1.95)
Net asset value, end of period (x)	$61.86	$54.27	$50.27	$67.95	$52.63	$47.77
Total return (%) (r)(s)(t)(x)	16.55(n)	11.62	(21.39)	33.19	12.45	20.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.08	1.08	1.07	1.10	1.13
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	1.06
Net investment income (loss)	0.19(a)	0.32	0.12	0.19	0.17	0.56
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$145,971	$118,566	$91,871	$126,593	$98,214	$83,727
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$41.57	$39.27	$54.42	$42.86	$39.33	$34.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.28)	$(0.40)	$(0.40)	$(0.32)	$(0.18)
Net realized and unrealized gain (loss)	6.80	4.37	(10.78)	13.75	4.73	6.54
Total from investment operations	$6.61	$4.09	$(11.18)	$13.35	$4.41	$6.36
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)
Net asset value, end of period (x)	$46.98	$41.57	$39.27	$54.42	$42.86	$39.33
Total return (%) (r)(s)(t)(x)	15.96(n)	10.51	(22.17)	31.89	11.33	19.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.08	2.08	2.07	2.11	2.13
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	1.97	1.97	2.10
Net investment income (loss)	(0.80)(a)	(0.66)	(0.88)	(0.79)	(0.80)	(0.52)
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$719	$651	$617	$766	$442	$317
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$49.63	$46.34	$63.20	$49.29	$44.88	$39.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.08)	$(0.20)	$(0.18)	$(0.13)	$(0.03)
Net realized and unrealized gain (loss)	8.13	5.16	(12.69)	15.88	5.42	7.48
Total from investment operations	$8.04	$5.08	$(12.89)	$15.70	$5.29	$7.45
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.20)	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.81)
Net asset value, end of period (x)	$56.47	$49.63	$46.34	$63.20	$49.29	$44.88
Total return (%) (r)(s)(t)(x)	16.25(n)	11.06	(21.78)	32.52	11.90	19.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.58	1.58	1.57	1.61	1.63
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.58
Net investment income (loss)	(0.31)(a)	(0.16)	(0.38)	(0.31)	(0.27)	(0.07)
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$2,465	$2,260	$2,219	$4,491	$3,207	$2,202
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$51.99	$48.35	$65.62	$50.99	$46.29	$40.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$(0.07)	$(0.05)	$(0.01)	$0.08
Net realized and unrealized gain (loss)	8.52	5.44	(13.23)	16.47	5.59	7.71
Total from investment operations	$8.50	$5.43	$(13.30)	$16.42	$5.58	$7.79
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$—	$—	$(0.00)(w)	$(0.02)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.33)	$(1.79)	$(3.97)	$(1.79)	$(0.88)	$(1.83)
Net asset value, end of period (x)	$59.16	$51.99	$48.35	$65.62	$50.99	$46.29
Total return (%) (r)(s)(t)(x)	16.41(n)	11.33	(21.59)	32.86	12.18	20.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31(a)	1.33	1.33	1.32	1.36	1.38
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.22	1.22	1.33
Net investment income (loss)	(0.06)(a)	(0.02)	(0.13)	(0.07)	(0.02)	0.19
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$15,812	$14,615	$3,240	$4,915	$4,237	$4,106
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$52.81	$48.97	$66.29	$51.38	$46.65	$40.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.07	$0.11	$0.11	$0.21
Net realized and unrealized gain (loss)	8.64	5.45	(13.38)	16.60	5.64	7.73
Total from investment operations	$8.70	$5.63	$(13.31)	$16.71	$5.75	$7.94
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.04)	$(0.01)	$(0.14)	$(0.14)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.36)	$(1.79)	$(4.01)	$(1.80)	$(1.02)	$(1.95)
Net asset value, end of period (x)	$60.15	$52.81	$48.97	$66.29	$51.38	$46.65
Total return (%) (r)(s)(t)(x)	16.54(n)	11.61	(21.38)	33.19	12.47	20.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.08	1.08	1.07	1.11	1.13
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	1.06
Net investment income (loss)	0.19(a)	0.33	0.13	0.18	0.22	0.49
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$8,637	$7,315	$1,816	$2,153	$1,613	$1,662
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$54.35	$50.31	$67.99	$52.65	$47.77	$41.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.23	$0.12	$0.17	$0.14	$0.23
Net realized and unrealized gain (loss)	8.90	5.60	(13.74)	17.01	5.78	7.93
Total from investment operations	$8.98	$5.83	$(13.62)	$17.18	$5.92	$8.16
Less distributions declared to shareholders
From net investment income	$(0.20)	$—	$(0.09)	$(0.05)	$(0.16)	$(0.17)
From net realized gain	(1.20)	(1.79)	(3.97)	(1.79)	(0.88)	(1.81)
Total distributions declared to shareholders	$(1.40)	$(1.79)	$(4.06)	$(1.84)	$(1.04)	$(1.98)
Net asset value, end of period (x)	$61.93	$54.35	$50.31	$67.99	$52.65	$47.77
Total return (%) (r)(s)(t)(x)	16.59(n)	11.70	(21.31)	33.30	12.54	20.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	1.00	1.00	0.99	1.03	1.05
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.89	0.99
Net investment income (loss)	0.27(a)	0.41	0.20	0.27	0.28	0.53
Portfolio turnover	10(n)	24	20	22	39	21
Net assets at end of period (000 omitted)	$396,452	$319,641	$238,136	$306,209	$212,634	$126,958

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
22

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
23

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$652,807,240	$—	$—	$652,807,240
Canada	51,310,738	—	—	51,310,738
France	—	38,349,118	—	38,349,118
China	10,658,045	27,320,364	—	37,978,409
Taiwan	29,833,819	—	—	29,833,819
India	20,085,060	—	—	20,085,060
Switzerland	8,034,564	10,905,463	—	18,940,027
United Kingdom	—	17,286,162	—	17,286,162
South Korea	—	17,253,654	—	17,253,654
Other Countries	11,083,946	29,519,607	—	40,603,553
Mutual Funds	9,860,192	—	—	9,860,192
Total	$793,673,604	$140,634,368	$—	$934,307,972
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
24

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
25

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$196,628
Long-term capital gains	23,271,364
Total distributions	$23,467,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$625,864,718
Gross appreciation	327,501,153
Gross depreciation	(19,057,899)
Net unrealized appreciation (depreciation)	$308,443,254
As of 10/31/23
Undistributed ordinary income	3,167,001
Undistributed long-term capital gain	16,606,158
Other temporary differences	(6,603)
Net unrealized appreciation (depreciation)	193,547,544
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$7,173,341	$10,509,223
Class B	60,509	116,099
Class C	286,044	473,653
Class I	3,087,807	3,263,175
Class R1	18,927	28,436
Class R2	51,396	85,967
Class R3	376,181	118,756
Class R4	194,168	259,848
Class R6	8,551,091	8,612,835
Total	$19,799,464	$23,467,992
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $59,075, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this reduction amounted to $363,685, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,990 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 435,311
Class B	0.75%	0.25%	1.00%	1.00%	11,881
Class C	0.75%	0.25%	1.00%	1.00%	56,261
Class R1	0.75%	0.25%	1.00%	1.00%	3,578
Class R2	0.25%	0.25%	0.50%	0.50%	6,151
Class R3	—	0.25%	0.25%	0.25%	20,083
Total Distribution and Service Fees					$533,265
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $32 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$984
Class B	323
Class C	372
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $59,905, which equated to 0.0132% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $231,438.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $108,847,798 and $88,380,539, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	242,817	$14,375,584	502,306	$27,148,603
Class B	1,190	52,965	278	12,066
Class C	17,785	838,755	30,264	1,308,524
Class I	436,774	26,919,775	764,990	42,182,869
Class R1	794	37,290	2,329	98,536
Class R2	2,292	127,879	8,523	438,253
Class R3	22,444	1,305,576	260,558	13,935,952
Class R4	21,715	1,258,480	151,653	8,046,962
Class R6	1,117,766	68,263,100	2,130,366	117,258,751
	1,863,577	$113,179,404	3,851,267	$210,430,516
Shares issued to shareholders in reinvestment of distributions
Class A	117,603	$6,852,747	197,858	$10,041,644
Class B	1,289	60,472	2,764	114,360
Class C	6,174	285,160	11,565	471,153
Class I	50,816	3,070,832	61,672	3,242,697
Class R1	411	18,927	700	28,436
Class R2	930	51,396	1,780	85,967
Class R3	6,504	376,181	2,353	118,756
Class R4	3,305	194,168	5,079	259,848
Class R6	137,855	8,338,857	157,524	8,288,929
	324,887	$19,248,740	441,295	$22,651,790
Shares reacquired
Class A	(356,021)	$(21,047,993)	(724,193)	$(38,685,234)
Class B	(7,613)	(363,024)	(17,161)	(749,248)
Class C	(37,856)	(1,774,917)	(65,721)	(2,818,849)
Class I	(312,540)	(18,858,006)	(469,266)	(25,699,068)
Class R1	(1,574)	(72,593)	(3,073)	(131,378)
Class R2	(5,096)	(281,330)	(12,651)	(637,166)
Class R3	(42,768)	(2,499,581)	(48,802)	(2,595,365)
Class R4	(19,954)	(1,180,094)	(55,286)	(2,888,223)
Class R6	(735,647)	(45,188,364)	(1,140,209)	(63,270,547)
	(1,519,069)	$(91,265,902)	(2,536,362)	$(137,475,078)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	4,399	$180,338	(24,029)	$(1,494,987)
Class B	(5,134)	(249,587)	(14,119)	(622,822)
Class C	(13,897)	(651,002)	(23,892)	(1,039,172)
Class I	175,050	11,132,601	357,396	19,726,498
Class R1	(369)	(16,376)	(44)	(4,406)
Class R2	(1,874)	(102,055)	(2,348)	(112,946)
Class R3	(13,820)	(817,824)	214,109	11,459,343
Class R4	5,066	272,554	101,446	5,418,587
Class R6	519,974	31,413,593	1,147,681	62,277,133
	669,395	$41,162,242	1,756,200	$95,607,228
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $2,094 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,213,826	$63,948,157	$62,300,560	$(413)	$(818)	$9,860,192

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$249,761	$—
32

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 20, 2024

* Print name and title of each signing officer under his or her signature.